Related Parties (Details) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended
	Jan. 06, 2022	Nov. 18, 2021	Mar. 31, 2022	Dec. 31, 2021	May 07, 2021
Related Parties (Details) [Line Items]
Number of shares received by sponsor's investors				2,156,250
Aggregate purchase price (in Dollars)		$ 2,179,470
Shares subject to forfeiture				281,250
Issued and outstanding percentage of common stock				20.00%
Founder shares stock split, description			The holders of the Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.	The holders of the Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Aggregate principal amount of promissory note (in Dollars)					$ 750,000
Total cost incurred (in Dollars)			$ 5,250	$ 15,000
Underwriters partially exercised units	267,159
Gross proceeds (in Dollars)	$ 2,700,000
Forfeiture of founders shares	214,460
Larkspur Health LLC [Member]
Related Parties (Details) [Line Items]
Number of shares received by sponsor's investors		231,423
Representative [Member]
Related Parties (Details) [Line Items]
Number of shares received by sponsor's investors		110,723
Class B Common Stock [Member]
Related Parties (Details) [Line Items]
Aggregate purchase price (in Dollars)				$ 25,000